Document and Entity Information	Sep. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 03, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-41740
Entity Registrant Name	APOGEE THERAPEUTICS, INC.
Entity Central Index Key	0001974640
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	93-4958665
Entity Address, Address Line One	One Letterman Drive, Building B, Suites B6-850 and B6-800
Entity Address, Address Line Two	The Presidio of San Francisco
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94129-1492
City Area Code	650
Local Phone Number	394-5230
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	APGE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false